Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	2,744,112
Proposed Maximum Offering Price per Unit	54.00
Maximum Aggregate Offering Price	$ 148,182,048.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,463.94
Offering Note	(1) Represents only the additional number of shares being registered pursuant to this registration statement and includes 357,927 shares of Class A Common Stock that the underwriters have the option to purchase. Does not include the 12,650,000 shares that were previously registered on the Registration Statement on Form S-1 (File No. 333-294894) (the "Prior Registration Statement"). (2) Based on the public offering price. (3) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the maximum aggregate offering price. The registrant previously registered 12,650,000 shares of its Class A Common Stock with an aggregate offering price not to exceed $740,910,500.00 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on April 7, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $148,182,048.00 is hereby registered, which includes shares of Class A Common Stock that the underwriters have the option to purchase.